Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

23.                Segment Information

(a)                   Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on this organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results. The Company has determined that its operations are organized into three reportable segments: 1) Online Game Services; 2) Advertising Services; and 3) Wireless Value-added Services and Others.

(b)                   Segment data

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2009, 2010 and 2011. The Group does not allocate any operating costs or assets to its business segments as the Company’s CODM does not use this information to measure the performance of the operating segments. There was no transaction between reportable segments for the years ended December 31, 2009, 2010 and 2011 (in thousands).

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Total revenues:
Online game services	3,368,689	4,944,439	6,552,431
Advertising services	383,560	633,209	795,422
Wireless value-added services and others	71,202	82,141	124,898
Total revenues	3,823,451	5,659,789	7,472,751

Business tax charge (Note 11(b)):
Online game services	(28,758)	(89,937)	(103,824)
Advertising services	(36,876)	(60,551)	(75,349)
Wireless value-added services and others	(870)	(1,632)	(2,926)
Total business taxes	(66,504)	(152,120)	(182,099)

Net revenues:
Online game services	3,339,931	4,854,502	6,448,607
Advertising services	346,684	572,658	720,073
Wireless value-added services and others	70,332	80,509	121,972
Total net revenues	3,756,947	5,507,669	7,290,652

Cost of revenues:
Online game services	(638,473)	(1,378,018)	(1,859,176)
Advertising services	(235,841)	(312,921)	(380,201)
Wireless value-added services and others	(98,060)	(107,902)	(132,911)
Total cost of revenues	(972,374)	(1,798,841)	(2,372,288)

Gross profit (loss):
Online game services	2,701,458	3,476,484	4,589,431
Advertising services	110,843	259,737	339,872
Wireless value-added services and others	(27,728)	(27,393)	(10,939)
Total gross profit	2,784,573	3,708,828	4,918,364

All revenues of the Company’s reportable segments are derived from China based on the geographical locations where services are provided to customers.